Distribution Date:	09/13/21	GS Mortgage Securities Trust 2014-GC24
Determination Date:	09/07/21
Next Distribution Date:	10/13/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2014-GC24

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Leah Nivison	(212) 902-1000
Certificate Interest Reconciliation Detail	4		200 West Street, | New York, NY 10282
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A.,10851 Mastin Street, Building 82 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	9-13		1601 Washington Avenue,Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 1)	14-16	Operating Advisor	Situs Holdings, LLC
Mortgage Loan Detail (Part 2)	17-19		Attn: Stacey Ciarlanti		SSNotices@situsamc.com
Principal Prepayment Detail	20		2 Embarcadero Center,8th Floor | San Francisco, CA 94111
Historical Detail	21	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	22				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	23		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	24	Controlling Class	Seer Capital Partners Master Fund L.P.
		Representative
Specially Serviced Loan Detail - Part 2	25		-
Modified Loan Detail	26		, | ,
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	36253GAA0	1.509000%	43,288,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36253GAB8	3.104000%	53,778,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36253GAC6	3.342000%	22,590,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	36253GAD4	3.666000%	270,000,000.00	268,275,326.53	0.00	819,581.12	0.00	0.00	819,581.12	268,275,326.53	35.05%	30.00%
A-5	36253GAE2	3.931000%	282,234,000.00	282,234,000.00	0.00	924,551.55	0.00	0.00	924,551.55	282,234,000.00	35.05%	30.00%
A-AB	36253GAF9	3.650000%	80,155,000.00	48,194,616.49	1,319,136.11	146,591.96	0.00	0.00	1,465,728.07	46,875,480.38	35.05%	30.00%
A-S	36253GAJ1	4.162000%	48,346,000.00	48,346,000.00	0.00	167,680.04	0.00	0.00	167,680.04	48,346,000.00	29.79%	25.50%
B	36253GAK8	4.648147%	83,262,000.00	83,262,000.00	0.00	322,511.68	0.00	0.00	322,511.68	83,262,000.00	20.73%	17.75%
C	36253GAM4	4.669147%	41,631,000.00	41,631,000.00	0.00	161,984.38	0.00	0.00	161,984.38	41,631,000.00	16.21%	13.88%
D	36253GAS1	4.669147%	73,862,000.00	73,862,000.00	0.00	287,393.78	0.00	0.00	287,393.78	73,862,000.00	8.18%	7.00%
E	36253GAU6	3.589000%	21,487,000.00	21,487,000.00	0.00	42,818.50	0.00	0.00	42,818.50	21,487,000.00	5.84%	5.00%
F	36253GAW2	3.589000%	14,632,000.00	14,632,000.00	0.00	0.00	0.00	0.00	0.00	14,632,000.00	4.25%	3.64%
G*	36253GAY8	3.589000%	39,085,868.00	39,085,868.00	0.00	0.00	0.00	0.00	0.00	39,085,868.00	0.00%	0.00%
S	36253GBA9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	36253GBC5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,074,350,869.01	921,009,811.02	1,319,136.11	2,873,113.01	0.00	0.00	4,192,249.12	919,690,674.91

Notional Certificates
X-A	36253GAG7	0.851690%	800,391,000.00	647,049,943.02	0.00	459,238.08	0.00	0.00	459,238.08	645,730,806.91
X-B	36253GAH5	0.021000%	83,262,000.00	83,262,000.00	0.00	1,457.09	0.00	0.00	1,457.09	83,262,000.00
X-C	36253GAN2	1.080147%	21,487,000.00	21,487,000.00	0.00	19,340.93	0.00	0.00	19,340.93	21,487,000.00
X-D	36253GAQ5	1.080147%	53,717,868.00	53,717,868.00	0.00	48,352.66	0.00	0.00	48,352.66	53,717,868.00
Notional SubTotal			958,857,868.00	805,516,811.02	0.00	528,388.76	0.00	0.00	528,388.76	804,197,674.91

Deal Distribution Total					1,319,136.11	3,401,501.77	0.00	0.00	4,720,637.88

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36253GAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36253GAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36253GAC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	36253GAD4	993.61232048	0.00000000	3.03548563	0.00000000	0.00000000	0.00000000	0.00000000	3.03548563	993.61232048
A-5	36253GAE2	1,000.00000000	0.00000000	3.27583335	0.00000000	0.00000000	0.00000000	0.00000000	3.27583335	1,000.00000000
A-AB	36253GAF9	601.26774986	16.45731533	1.82885609	0.00000000	0.00000000	0.00000000	0.00000000	18.28617142	584.81043453
A-S	36253GAJ1	1,000.00000000	0.00000000	3.46833326	0.00000000	0.00000000	0.00000000	0.00000000	3.46833326	1,000.00000000
B	36253GAK8	1,000.00000000	0.00000000	3.87345584	0.00000000	0.00000000	0.00000000	0.00000000	3.87345584	1,000.00000000
C	36253GAM4	1,000.00000000	0.00000000	3.89095578	0.00000000	0.00000000	0.00000000	0.00000000	3.89095578	1,000.00000000
D	36253GAS1	1,000.00000000	0.00000000	3.89095584	0.00000000	0.00000000	0.00000000	0.00000000	3.89095584	1,000.00000000
E	36253GAU6	1,000.00000000	0.00000000	1.99276307	0.99807000	1.78336855	0.00000000	0.00000000	1.99276307	1,000.00000000
F	36253GAW2	1,000.00000000	0.00000000	0.00000000	2.99083311	13.88025902	0.00000000	0.00000000	0.00000000	1,000.00000000
G	36253GAY8	1,000.00000000	0.00000000	0.00000000	2.99083341	58.11882904	0.00000000	0.00000000	0.00000000	1,000.00000000
S	36253GBA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	36253GBC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36253GAG7	808.41731481	0.00000000	0.57376717	0.00000000	0.00000000	0.00000000	0.00000000	0.57376717	806.76920019
X-B	36253GAH5	1,000.00000000	0.00000000	0.01750006	0.00000000	0.00000000	0.00000000	0.00000000	0.01750006	1,000.00000000
X-C	36253GAN2	1,000.00000000	0.00000000	0.90012240	0.00000000	0.00000000	0.00000000	0.00000000	0.90012240	1,000.00000000
X-D	36253GAQ5	1,000.00000000	0.00000000	0.90012247	0.00000000	0.00000000	0.00000000	0.00000000	0.90012247	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	08/01/21 - 08/30/21	30	0.00	819,581.12	0.00	819,581.12	0.00	0.00	0.00	819,581.12	0.00
A-5	08/01/21 - 08/30/21	30	0.00	924,551.55	0.00	924,551.55	0.00	0.00	0.00	924,551.55	0.00
A-AB	08/01/21 - 08/30/21	30	0.00	146,591.96	0.00	146,591.96	0.00	0.00	0.00	146,591.96	0.00
X-A	08/01/21 - 08/30/21	30	0.00	459,238.08	0.00	459,238.08	0.00	0.00	0.00	459,238.08	0.00
X-B	08/01/21 - 08/30/21	30	0.00	1,457.09	0.00	1,457.09	0.00	0.00	0.00	1,457.09	0.00
X-C	08/01/21 - 08/30/21	30	0.00	19,340.93	0.00	19,340.93	0.00	0.00	0.00	19,340.93	0.00
X-D	08/01/21 - 08/30/21	30	0.00	48,352.66	0.00	48,352.66	0.00	0.00	0.00	48,352.66	0.00
A-S	08/01/21 - 08/30/21	30	0.00	167,680.04	0.00	167,680.04	0.00	0.00	0.00	167,680.04	0.00
B	08/01/21 - 08/30/21	30	0.00	322,511.68	0.00	322,511.68	0.00	0.00	0.00	322,511.68	0.00
C	08/01/21 - 08/30/21	30	0.00	161,984.38	0.00	161,984.38	0.00	0.00	0.00	161,984.38	0.00
D	08/01/21 - 08/30/21	30	0.00	287,393.78	0.00	287,393.78	0.00	0.00	0.00	287,393.78	0.00
E	08/01/21 - 08/30/21	30	16,823.39	64,264.04	0.00	64,264.04	21,445.53	0.00	0.00	42,818.50	38,319.24
F	08/01/21 - 08/30/21	30	158,858.96	43,761.87	0.00	43,761.87	43,761.87	0.00	0.00	0.00	203,095.95
G	08/01/21 - 08/30/21	30	2,148,300.35	116,899.32	0.00	116,899.32	116,899.32	0.00	0.00	0.00	2,271,624.88
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			2,323,982.70	3,583,608.50	0.00	3,583,608.50	182,106.72	0.00	0.00	3,401,501.77	2,513,040.07

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (CERT)	36253GAJ1	4.162000%	48,346,000.00	48,346,000.00	0.00	167,680.04	0.00	0.00	167,680.04	48,346,000.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (CERT)	36253GAK8	4.648147%	83,262,000.00	83,262,000.00	0.00	322,511.68	0.00	0.00	322,511.68	83,262,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (CERT)	36253GAM4	4.669147%	41,631,000.00	41,631,000.00	0.00	161,984.38	0.00	0.00	161,984.38	41,631,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			173,239,000.03	173,239,000.00	0.00	652,176.10	0.00	0.00	652,176.10	173,239,000.00

Exchangeable Certificate Details
PEZ	36253GAL6	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 30

Additional Information
Total Available Distribution Amount (1)	4,720,637.88
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,601,196.52	Master Servicing Fee	13,631.86
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	2,574.27
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	394.83
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	987.07
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	17,588.03
Total Interest Collected	3,601,196.52

Principal		Expenses/Reimbursements
Scheduled Principal	1,319,136.23	Reimbursement for Interest on Advances	27,107.07
Unscheduled Principal Collections		ASER Amount	94,210.58
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	34,231.33
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	26,557.75
Total Principal Collected	1,319,136.23	Total Expenses/Reimbursements	182,106.73

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,401,501.77
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,319,136.11
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,720,637.88
Total Funds Collected	4,920,332.75	Total Funds Distributed	4,920,332.64

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	921,009,811.91	921,009,811.91	Beginning Certificate Balance	921,009,811.02
(-) Scheduled Principal Collections	1,319,136.23	1,319,136.23	(-) Principal Distributions	1,319,136.11
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.12)	(0.12)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	919,690,675.80	919,690,675.80	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	923,350,588.49	923,350,588.49	Ending Certificate Balance	919,690,674.91
Ending Actual Collateral Balance	922,159,914.79	922,159,914.79

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.89)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.89)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.67
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	8	108,217,476.19	11.77%	36	4.6695	NAP	Defeased	8	108,217,476.19	11.77%	36	4.6695	NAP
3,000,000 or less	9	18,839,962.62	2.05%	35	4.7803	1.737903	1.20 or less	12	243,326,537.16	26.46%	35	4.6257	0.652024
3,000,001 to 5,000,000	7	26,765,108.85	2.91%	35	4.6353	1.712017	1.21-1.30	4	71,190,905.49	7.74%	35	5.0634	1.247979
5,000,001 to 10,000,000	26	180,570,375.65	19.63%	35	4.6573	1.527938	1.31-1.40	1	10,835,576.80	1.18%	36	4.3695	1.390000
10,000,001 to 15,000,000	4	44,689,999.84	4.86%	35	4.4857	1.554899	1.41-1.50	5	136,403,319.05	14.83%	35	4.2001	1.430873
15,000,001 to 20,000,000	2	34,390,023.65	3.74%	35	4.5408	0.996121	1.51-1.60	7	107,445,063.34	11.68%	35	4.6453	1.564793
20,000,001 to 30,000,000	6	148,247,676.00	16.12%	35	4.3862	2.178781	1.61-1.70	8	43,588,458.05	4.74%	36	4.6163	1.666975
30,000,001 to 60,000,000	1	45,923,972.80	4.99%	35	5.3110	1.232000	1.71-1.80	3	24,803,443.22	2.70%	35	4.7387	1.756006
60,000,001 to 100,000,000	1	87,500,000.00	9.51%	35	4.6380	1.570000	1.81-1.90	4	20,371,734.16	2.22%	36	4.6200	1.865987
100,000,001 or greater	2	224,546,080.20	24.42%	35	4.3443	1.083534	1.91-2.50	10	87,368,396.45	9.50%	35	4.5584	2.183620
Totals	66	919,690,675.80	100.00%	35	4.5586	1.490277	2.51 or greater	4	66,139,765.89	7.19%	35	4.0923	3.743452
							Totals	66	919,690,675.80	100.00%	35	4.5586	1.490277
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	12	108,217,476.19	11.77%	36	4.6695	NAP	Virginia	2	27,672,676.41	3.01%	34	4.1656	3.371199
Alabama	3	11,918,264.74	1.30%	35	4.6958	1.796039	Washington	1	3,373,503.89	0.37%	35	4.7995	1.970000
Arizona	4	46,060,050.90	5.01%	36	4.5474	1.952829	Totals	106	919,690,675.80	100.00%	35	4.5586	1.490277
California	5	119,489,639.99	12.99%	35	4.5959	1.485591
									Property Type³
Colorado	2	11,123,701.84	1.21%	34	4.2546	2.455724
Connecticut	4	135,468,318.10	14.73%	35	4.5850	0.760000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	2	11,083,079.75	1.21%	36	4.6113	2.072633		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	1	2,657,062.71	0.29%	36	4.4700	1.650000	Defeased	12	108,217,476.19	11.77%	36	4.6695	NAP
Idaho	1	2,346,838.24	0.26%	36	4.9400	1.890000	Industrial	3	24,741,904.14	2.69%	35	4.4163	1.932139
Illinois	21	20,439,542.61	2.22%	36	4.7659	1.366128	Lodging	8	67,901,555.31	7.38%	36	4.8230	0.530678
Indiana	1	3,943,775.99	0.43%	36	5.0500	0.690000	Mixed Use	1	8,287,503.31	0.90%	36	4.6500	1.230000
Kentucky	2	7,795,924.49	0.85%	36	4.5290	1.680000	Mobile Home Park	2	6,145,730.33	0.67%	36	4.8200	1.835696
Louisiana	1	1,546,648.11	0.17%	35	5.0500	1.560000	Multi-Family	26	107,312,117.37	11.67%	35	4.6114	1.711643
Maryland	3	24,834,616.60	2.70%	36	4.4605	1.530260	Office	15	197,711,901.64	21.50%	35	4.5070	1.406288
Massachusetts	2	38,873,350.43	4.23%	36	4.0857	3.588438	Other	1	2,629,806.55	0.29%	34	4.4830	1.540000
Michigan	5	20,181,164.11	2.19%	35	4.9269	1.423010	Retail	21	327,939,609.20	35.66%	35	4.3860	1.657062
Nevada	2	12,648,574.55	1.38%	36	4.4068	1.428701	Self Storage	17	68,803,071.77	7.48%	35	5.0315	1.511058
New York	2	29,471,300.48	3.20%	36	4.7823	0.048335	Totals	106	919,690,675.80	100.00%	35	4.5586	1.490277
North Carolina	15	64,337,197.42	7.00%	35	5.1411	1.324920
North Dakota	1	8,752,234.56	0.95%	35	4.9300	0.680000
Ohio	2	23,737,930.88	2.58%	35	4.6406	2.177724
Oregon	1	8,953,152.16	0.97%	35	4.6990	1.410000
Pennsylvania	1	5,149,057.97	0.56%	35	4.8200	1.820000
South Carolina	2	110,868,936.41	12.06%	35	4.0978	1.432859
Texas	8	58,746,656.28	6.39%	35	4.5394	1.225469

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	108,217,476.19	11.77%	36	4.6695	NAP	Defeased	8	108,217,476.19	11.77%	36	4.6695	NAP
	4.250% or less	4	168,180,379.00	18.29%	35	4.0617	2.288513	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	13	111,275,143.47	12.10%	35	4.4248	1.429197	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	22	376,552,981.44	40.94%	35	4.6017	1.308188	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	14	93,289,919.91	10.14%	35	4.8428	1.165028	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	3	14,308,780.37	1.56%	36	5.0772	0.989502	49 months or greater	58	811,473,199.61	88.23%	35	4.5438	1.501548
	5.251% or greater	2	47,865,995.42	5.20%	35	5.3170	1.234749	Totals	66	919,690,675.80	100.00%	35	4.5586	1.490277
	Totals	66	919,690,675.80	100.00%	35	4.5586	1.490277
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	108,217,476.19	11.77%	36	4.6695	NAP	Defeased	8	108,217,476.19	11.77%	36	4.6695	NAP
	60 months or less	58	811,473,199.61	88.23%	35	4.5438	1.501548	Interest Only	5	154,250,000.00	16.77%	35	4.3815	2.465883
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	330 months or less	53	657,223,199.61	71.46%	35	4.5819	1.275218
	Totals	66	919,690,675.80	100.00%	35	4.5586	1.490277	331 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	66	919,690,675.80	100.00%	35	4.5586	1.490277
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	8	108,217,476.19	11.77%	36	4.6695	NAP				None
Underwriter's Information		4	65,437,576.54	7.12%	35	5.0995	1.324063
	12 months or less	50	631,568,020.69	68.67%	35	4.4582	1.535038
	12 months to 24 months	4	114,467,602.38	12.45%	35	4.6984	1.418230
	24 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	66	919,690,675.80	100.00%	35	4.5586	1.490277
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A1	30308251	OF	Stamford	CT	Actual/360	4.58525%	459,059.49	155,038.48	0.00	N/A	08/06/24	--	116,270,739.60	116,115,701.20	09/06/21
1A2A	30308252	OF	Stamford	CT	Actual/360	4.58525%	76,509.91	25,839.75	0.00	N/A	08/06/24	--	19,378,456.64	19,352,616.89	09/06/21
2	30520658	RT	Myrtle Beach	SC	30/360	4.08725%	370,060.37	237,783.24	0.00	N/A	08/06/24	--	108,668,162.20	108,430,379.00	09/03/21
3	30308224	RT	Los Angeles	CA	Actual/360	4.63825%	349,460.42	0.00	0.00	N/A	08/06/24	--	87,500,000.00	87,500,000.00	05/06/20
4	30520659	SS	Various	NC	Actual/360	5.31125%	210,266.73	52,437.57	0.00	N/A	08/06/24	--	45,976,410.37	45,923,972.80	09/03/21
5	30308229	IN	Middletown	PA	Actual/360	4.60925%	116,776.63	54,964.98	0.00	N/A	09/06/24	--	29,423,208.98	29,368,244.00	09/06/21
6	30308221	OF	Waltham	MA	Actual/360	3.91725%	98,646.84	0.00	0.00	N/A	09/06/24	--	29,250,000.00	29,250,000.00	09/06/21
7	30294024	MF	Midland	TX	Actual/360	4.48625%	100,634.80	40,751.34	0.00	N/A	07/06/24	--	26,051,319.26	26,010,567.92	09/06/21
8	30308231	LO	Yonkers	NY	Actual/360	4.80025%	93,974.69	41,126.64	0.00	N/A	09/06/24	--	22,735,812.89	22,694,686.25	10/06/18
9	30520666	MF	Phoenix	AZ	Actual/360	4.52525%	97,122.40	33,477.76	0.00	N/A	09/06/24	--	24,925,370.42	24,891,892.66	09/03/21
10	30293997	RT	Roanoke	VA	Actual/360	4.10925%	84,919.33	0.00	0.00	N/A	07/06/24	--	24,000,000.00	24,000,000.00	09/06/21
12	30520660	MF	Hilliard	OH	Actual/360	4.61825%	85,218.23	30,365.93	0.00	N/A	08/06/24	--	21,430,895.10	21,400,529.17	09/03/21
13	30308239	MF	Various	OH	Actual/360	4.57025%	65,664.00	22,202.72	0.00	N/A	09/06/24	--	16,685,988.91	16,663,786.19	09/06/21
14	30308260	MH	Chaska	MN	Actual/360	4.75025%	60,858.19	27,300.21	0.00	N/A	08/06/24	--	14,878,743.13	14,851,442.92	09/06/21
15	30308223	RT	Arbutus	MD	30/360	4.48425%	56,291.25	27,155.04	0.00	09/06/24	09/06/44	--	15,064,561.80	15,037,406.76	09/06/21
16	30308250	SS	Various	TN	Actual/360	4.61925%	60,211.54	19,938.22	0.00	N/A	09/06/24	--	15,138,141.26	15,118,203.04	09/06/21
17	30520661	IN	Dallas	TX	Actual/360	4.28925%	47,050.59	31,814.35	0.00	N/A	08/06/24	--	12,740,909.84	12,709,095.49	09/03/21
20	30308219	RT	San Diego	CA	Actual/360	4.51025%	42,721.62	18,151.94	0.00	N/A	09/06/24	--	11,000,489.51	10,982,337.57	09/06/21
21	30520668	RT	North Las Vegas	NV	Actual/360	4.37025%	40,834.81	17,169.40	0.00	N/A	09/06/24	--	10,852,746.20	10,835,576.80	09/03/21
22	30308254	MF	Bedford	TX	Actual/360	4.45725%	40,828.34	16,642.89	0.00	N/A	08/06/24	--	10,637,997.28	10,621,354.39	09/06/21
23	30294240	LO	Various	Various	Actual/360	5.05025%	40,384.47	24,535.04	0.00	N/A	09/06/24	--	9,286,750.70	9,262,215.66	03/06/20
24	30294098	MF	Graham	NC	Actual/360	4.83025%	42,323.46	12,956.96	0.00	N/A	07/06/24	--	10,175,946.94	10,162,989.98	09/06/21
25	30294215	RT	West Springfield	MA	Actual/360	4.60025%	38,181.14	15,646.52	0.00	N/A	09/06/24	--	9,638,996.95	9,623,350.43	09/06/21
26	30308232	LO	Fargo	ND	Actual/360	4.93025%	37,256.27	23,698.22	0.00	N/A	08/06/24	--	8,775,932.78	8,752,234.56	08/06/20
27	30308236	LO	Corvallis	OR	Actual/360	4.69925%	36,294.86	16,600.07	0.00	N/A	08/06/24	--	8,969,752.23	8,953,152.16	04/06/20
28	30294050	SS	Various	CA	Actual/360	4.45225%	33,070.23	16,731.15	0.00	N/A	07/06/24	--	8,627,234.21	8,610,503.06	09/06/21
29	30308249	SS	Various	TN	Actual/360	4.61925%	37,053.25	12,269.68	0.00	N/A	09/06/24	--	9,315,779.22	9,303,509.54	09/06/21
30	30308244	MF	Various	IL	Actual/360	4.56025%	35,234.15	11,964.59	0.00	N/A	09/06/24	--	8,973,042.65	8,961,078.06	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
31	30308242	RT	Tucson	AZ	Actual/360	4.53025%	33,676.39	11,704.50	0.00	N/A	07/06/24	--	8,633,126.15	8,621,421.65	09/06/21
32	30308238	OF	Louisville	KY	Actual/360	4.52925%	30,461.56	14,786.92	0.00	N/A	09/06/24	--	7,810,711.41	7,795,924.49	08/06/21
33	30308255	SS	Various	Various	Actual/360	4.78025%	32,035.23	14,290.73	0.00	N/A	07/06/24	--	7,782,886.64	7,768,595.91	09/06/21
34	30308222	OF	Various	Various	Actual/360	4.99525%	32,743.94	13,396.44	0.00	N/A	08/06/24	--	7,612,657.43	7,599,260.99	09/06/21
35	30308220	MU	Ann Arbor	MI	Actual/360	4.65025%	33,228.03	10,858.92	0.00	N/A	09/06/24	--	8,298,362.23	8,287,503.31	09/06/21
37	30308237	LO	Utica	NY	Actual/360	4.72325%	27,636.74	18,701.35	0.00	N/A	09/06/24	--	6,795,315.58	6,776,614.23	09/06/21
39	30308216	MF	Denton	TX	Actual/360	4.79025%	27,532.46	10,461.97	0.00	N/A	09/06/24	--	6,674,985.00	6,664,523.03	09/06/21
40	30308240	MF	Flagstaff	AZ	Actual/360	4.80025%	26,458.89	11,579.35	0.00	N/A	09/06/24	--	6,401,345.24	6,389,765.89	09/06/21
41	30520669	IN	Phoenix	AZ	Actual/360	4.40025%	23,373.28	11,930.36	0.00	N/A	09/06/24	--	6,168,901.06	6,156,970.70	09/03/21
42	30308248	RT	Huntington Beach	CA	Actual/360	4.29025%	25,859.17	0.00	0.00	N/A	09/06/24	--	7,000,000.00	7,000,000.00	09/06/21
43	30308262	MH	Lubbock	TX	Actual/360	4.82025%	20,861.37	9,060.91	0.00	N/A	09/06/24	--	5,026,163.72	5,017,102.81	09/06/21
44	30308261	MH	Lubbock	TX	Actual/360	4.82025%	4,692.89	2,038.31	0.00	N/A	09/06/24	--	1,130,665.83	1,128,627.52	09/06/21
45	30308227	LO	Gulf Shores	AL	Actual/360	4.61025%	23,495.65	13,430.52	0.00	N/A	09/06/24	--	5,918,714.25	5,905,283.73	09/06/21
46	30308226	IN	Southfield	MI	Actual/360	5.54625%	26,937.44	14,082.26	0.00	N/A	08/06/24	--	5,640,495.34	5,626,413.08	09/06/21
47	30520647	SS	Denver	CO	Actual/360	4.12625%	23,094.14	0.00	0.00	N/A	07/05/24	--	6,500,000.00	6,500,000.00	09/03/21
49	30308245	IN	Pompano Beach	FL	Actual/360	4.71025%	23,869.39	9,361.91	0.00	N/A	09/06/24	--	5,885,199.86	5,875,837.95	09/06/21
50	30308233	LO	Forest Hill	TX	Actual/360	4.91825%	23,577.19	9,927.55	0.00	N/A	08/06/24	--	5,567,296.27	5,557,368.72	09/06/21
51	30308256	MF	Burlington	NC	Actual/360	4.59025%	20,636.54	14,703.51	0.00	N/A	08/06/24	--	5,221,136.34	5,206,432.83	08/06/21
52	30308241	OF	Calabasas	CA	Actual/360	4.71525%	21,949.20	9,223.19	0.00	N/A	09/06/24	--	5,406,022.55	5,396,799.36	09/06/21
53	30294124	RT	District Heights	MD	Actual/360	4.42525%	19,800.18	12,741.61	0.00	N/A	08/06/24	--	5,196,915.52	5,184,173.91	09/06/21
54	30308258	RT	Erie	PA	Actual/360	4.82025%	21,410.27	9,353.41	0.00	N/A	08/06/24	--	5,158,411.38	5,149,057.97	09/06/21
55	30308257	RT	North Port	FL	Actual/360	4.50025%	20,211.66	8,669.40	0.00	N/A	08/06/24	--	5,215,911.20	5,207,241.80	09/06/21
56	30308228	RT	Danville	IL	Actual/360	4.78025%	20,669.68	9,167.38	0.00	N/A	08/06/24	--	5,021,652.85	5,012,485.47	09/06/21
57	30520662	RT	Colorado Springs	CO	Actual/360	4.43625%	17,694.25	8,957.33	0.00	N/A	08/06/24	--	4,632,659.17	4,623,701.84	09/03/21
58	30294123	RT	Frederick	MD	Actual/360	4.42525%	17,618.80	11,337.88	0.00	N/A	08/06/24	--	4,624,373.81	4,613,035.93	09/06/21
60	30308217	OF	Houston	TX	Actual/360	4.66025%	15,829.77	6,368.39	0.00	N/A	08/06/24	--	3,944,840.76	3,938,472.37	08/06/21
61	30294142	OF	Falls Church	VA	Actual/360	4.53525%	14,371.22	6,998.25	0.00	N/A	08/06/24	--	3,679,674.66	3,672,676.41	09/06/21
62	30308246	RT	Grand Blanc	MI	Actual/360	5.16125%	15,595.22	9,204.64	0.00	N/A	08/06/24	--	3,509,121.24	3,499,916.60	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
63	30520663	RT	Graham	WA	Actual/360	4.80025%	13,964.33	5,316.01	0.00	N/A	08/06/24	--	3,378,819.90	3,373,503.89	09/03/21
64	30294100	OF	Cary	NC	Actual/360	4.56025%	11,973.10	5,375.62	0.00	N/A	08/06/24	--	3,049,177.43	3,043,801.81	08/06/21
65	30520651	98	Tomball	TX	Actual/360	4.48325%	10,181.24	7,574.54	0.00	N/A	07/05/24	--	2,637,381.09	2,629,806.55	09/03/21
66	30308259	RT	Carrollton	GA	Actual/360	4.47025%	10,247.07	5,089.40	0.00	N/A	09/06/24	--	2,662,152.11	2,657,062.71	09/06/21
67	30308225	RT	Winnsboro	SC	Actual/360	4.60025%	9,686.64	6,878.31	0.00	N/A	08/06/24	--	2,445,435.72	2,438,557.41	09/06/21
68	30308230	RT	Columbus	OH	Actual/360	4.85025%	9,779.64	4,249.05	0.00	N/A	07/06/24	--	2,341,650.76	2,337,401.71	09/06/21
69	30308243	MF	Boise	ID	Actual/360	4.94025%	9,997.36	3,331.66	0.00	N/A	09/06/24	--	2,350,169.90	2,346,838.24	09/06/21
71	30294105	MF	Ypsilanti	MI	Actual/360	5.46025%	9,153.85	4,915.27	0.00	N/A	08/06/24	--	1,946,937.89	1,942,022.62	09/06/21
74	30520667	RT	Las Vegas	NV	Actual/360	4.63025%	7,241.02	3,381.52	0.00	N/A	09/06/24	--	1,816,379.27	1,812,997.75	09/03/21
75	30293956	OF	Baton Rouge	LA	Actual/360	5.05025%	6,743.71	4,125.17	0.00	N/A	08/06/24	--	1,550,773.28	1,546,648.11	09/06/21
Totals							3,601,196.52	1,319,136.23	0.00				921,009,811.91	919,690,675.80

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	12,107,552.94	14,974,012.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2A	12,107,552.94	14,974,012.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	13,249,141.47	12,358,689.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	02/08/21	0.00	68,616.53	348,367.13	5,420,705.73	2,941,660.72	0.00
4	4,491,839.48	1,188,285.04	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	5,304,220.07	5,087,830.17	07/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,641,121.99	1,163,648.83	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	24,229.33	(33,308.99)	01/01/21	03/31/21	03/08/21	14,437,450.48	1,250,277.41	75,266.78	3,471,331.46	0.00	0.00
9	3,561,221.40	3,635,956.86	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,289,026.26	3,873,870.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,062,229.03	3,114,530.08	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1,359,192.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	2,203,963.94	2,502,899.27	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	317,136.56	460,852.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,074,248.51	1,026,844.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	0.00	0.00	--	--	09/07/21	4,171,730.12	165,097.99	46,538.23	1,002,005.03	165,226.62	0.00
24	1,251,099.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,246,305.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	12/07/20	2,253,656.68	93,631.90	51,296.85	697,795.33	0.00	0.00
27	0.00	0.00	--	--	04/06/21	1,735,324.88	68,711.64	45,776.05	829,192.12	46,536.08	0.00
28	1,181,737.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1,001,521.81	886,687.98	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	784,133.07	660,164.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,008,276.19	1,025,269.67	01/01/21	06/30/21	--	0.00	0.00	45,181.22	45,181.22	0.00	0.00
33	1,038,742.73	1,080,356.67	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	896,967.38	958,687.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	737,884.31	662,915.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	428,221.89	560,585.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	1,324,800.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	474,663.86	547,769.18	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	676,891.38	610,251.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	623,213.02	641,815.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	279,023.85	199,834.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	831,650.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1,123,610.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	817,395.14	855,826.36	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	812,228.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	26,332.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	717,474.78	0.00	--	--	--	0.00	0.00	35,295.09	35,295.09	0.00	0.00
52	579,029.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	466,821.61	664,510.53	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	642,117.12	696,960.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	813,237.13	837,665.15	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	563,137.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	427,983.11	525,111.41	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	615,076.61	781,497.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	673,433.22	590,793.81	01/01/21	06/30/21	--	0.00	0.00	22,164.19	22,164.19	0.00	0.00
61	448,221.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	457,988.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
63	512,588.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	391,409.52	224,978.77	01/01/21	06/30/21	--	0.00	0.00	17,322.46	17,322.46	0.00	0.00
65	327,976.98	333,818.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	360,787.26	353,001.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	323,686.95	341,967.83	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	427,650.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	252,548.37	79,430.66	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
71	285,479.21	64,024.17	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
74	226,808.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
75	177,891.60	204,809.49	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	91,048,721.71	78,716,858.41				22,598,162.16	1,646,335.47	687,207.99	11,540,992.63	3,153,423.42	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/13/21	0	0.00	0	0.00	5	137,162,288.63	0	0.00	1	22,694,686.25	1	116,115,701.20	0	0.00	0	0.00	4.558610%	4.536358%	35
08/12/21	0	0.00	0	0.00	5	137,268,248.60	0	0.00	1	22,735,812.89	0	0.00	1	209,286.02	0	0.00	4.558625%	4.536373%	36
07/12/21	0	0.00	0	0.00	5	137,373,765.97	0	0.00	1	22,776,770.24	0	0.00	0	0.00	0	0.00	4.558534%	4.536283%	37
06/11/21	0	0.00	0	0.00	5	137,485,550.73	0	0.00	1	22,820,589.21	0	0.00	0	0.00	0	0.00	4.558541%	4.536290%	38
05/12/21	0	0.00	0	0.00	5	137,590,160.52	0	0.00	1	22,861,197.59	0	0.00	0	0.00	0	0.00	4.558535%	4.536284%	39
04/12/21	0	0.00	0	0.00	5	137,701,070.52	0	0.00	1	22,904,680.20	0	0.00	0	0.00	1	22,720,940.60	4.558541%	4.536290%	40
03/12/21	0	0.00	0	0.00	5	137,804,780.17	0	0.00	1	22,944,942.43	0	0.00	0	0.00	0	0.00	4.553504%	4.525387%	40
02/12/21	0	0.00	0	0.00	5	137,928,360.00	0	0.00	1	22,994,198.75	0	0.00	0	0.00	0	0.00	4.553554%	4.525433%	41
01/12/21	0	0.00	0	0.00	5	138,031,120.54	0	0.00	1	23,034,092.50	0	0.00	0	0.00	0	0.00	4.553567%	4.525444%	42
12/11/20	0	0.00	0	0.00	5	138,133,451.85	0	0.00	1	23,073,822.03	0	0.00	0	0.00	0	0.00	4.553580%	4.525455%	43
11/13/20	0	0.00	0	0.00	5	138,242,165.81	0	0.00	1	23,116,457.53	1	6,041,749.00	0	0.00	0	0.00	4.553605%	4.525477%	44
10/13/20	2	115,708,287.10	1	6,054,639.93	5	138,343,615.69	0	0.00	1	23,155,848.02	1	110,984,517.20	0	0.00	0	0.00	4.553618%	4.525487%	45
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 21 of 30

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	30308224	05/06/20	15	6	348,367.13	5,420,705.73	3,005,816.38	87,500,000.00	08/26/20	1
8	30308231	10/06/18	34	6	75,266.78	3,471,331.46	0.00	24,093,138.39	11/13/17	7			05/31/19
23	30294240	03/06/20	17	6	46,538.23	1,002,005.03	443,682.77	9,699,450.79	06/22/20	98
26	30308232	08/06/20	12	6	51,296.85	697,795.33	874.00	9,060,936.55	07/07/20	98
27	30308236	04/06/20	16	6	45,776.05	829,192.12	65,803.61	9,236,767.45	04/01/20	1
32	30308238	08/06/21	0	B	45,181.22	45,181.22	0.00	7,810,711.41
51	30308256	08/06/21	0	B	35,295.09	35,295.09	0.00	5,221,136.34
60	30308217	08/06/21	0	B	22,164.19	22,164.19	0.00	3,944,840.76
64	30294100	08/06/21	0	A	17,322.46	17,322.46	0.00	3,049,177.43
Totals					687,207.99	11,540,992.63	3,516,176.76	159,616,159.12
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		904,653,269	767,490,980	114,467,602		22,694,686
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		15,037,407	15,037,407	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	919,690,676	782,528,387	0	0	114,467,602	22,694,686
Aug-21	921,009,812	783,741,563	0	0	114,532,436	22,735,813
Jul-21	922,532,384	785,158,618	0	0	114,596,996	22,776,770
Jun-21	923,965,854	786,480,303	0	0	114,664,962	22,820,589
May-21	925,310,162	787,720,001	0	0	114,728,963	22,861,198
Apr-21	926,733,119	789,032,049	0	0	114,796,390	22,904,680
Mar-21	950,398,003	812,593,223	0	0	114,859,838	22,944,942
Feb-21	951,977,762	814,049,402	0	0	114,934,161	22,994,199
Jan-21	953,290,642	815,259,522	0	0	114,997,028	23,034,093
Dec-20	954,598,413	816,464,961	0	0	115,059,630	23,073,822
Nov-20	955,988,412	817,746,246	0	0	115,125,708	23,116,458
Oct-20	957,285,674	697,179,131	115,708,287	6,054,640	115,187,768	23,155,848
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	30308224	87,500,000.00	87,500,000.00	242,000,000.00	10/07/20	12,921,393.73	1.57000	12/31/19	08/06/24	I/O
8	30308231	22,694,686.25	24,093,138.39	15,700,000.00	12/11/20	(80,816.25)	(0.20000)	03/31/21	09/06/24	275
23	30294240	9,262,215.66	9,699,450.79	7,100,000.00	--	537,183.60	0.69000	12/31/19	09/06/24	215
26	30308232	8,752,234.56	9,060,936.55	14,600,000.00	06/18/14	497,935.35	0.68000	12/31/19	08/06/24	214
27	30308236	8,953,152.16	9,236,767.45	8,300,000.00	09/25/20	894,112.86	1.41000	12/31/19	08/06/24	274
Totals		137,162,288.63	139,590,293.18	287,700,000.00		14,769,809.29

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	30308224	RT	CA	08/26/20	1
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

8	30308231	LO	NY	11/13/17	7
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

23	30294240	LO	Various	06/22/20	98

8/6/2021 - The Borrower is requesting relief due to COVID19. The Borrower has provided due diligence related to the request for Lender''s review. Discussing modification options. Receiver has been appointed by Court and is operating

	property. Working on installing FF&E in Nobelsville IN property.

26	30308232	LO	ND	07/07/20	98

8/6/2021 - Borrower is seeking to Deed property back to lender. (COVID-19 related). Receiver has been appointed and is operating the property. Borrower is unwilling to inject additional equity at current debt levels, but has retained a 3rd party

	debt re structuring advisor. Discussions are on-going, but dual tracking with Foreclosure.

27	30308236	LO	OR	04/01/20	1

8/6/2021 - The loan was transferred to special servicing on 4/1/2020 due to imminent default as a result of the impact of COVID-19. Loan is due for the May payment. The Property consists of a 93-key on 2001-build Holiday Inn Express in

	Corvallis, OR. The

franchise agreement expires 7/2021. Lender is in the process of setting up cash management. Lender has engaged counsel to proceed with enforcement of remedies. Lender will dual track the foreclosure process while

	discussing workout alternatives and possib le loan modifications with the Borrower.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1A1	30308251	120,000,000.00	4.58503%	120,000,000.00	4.58503%	8	09/02/16	09/08/16	09/16/16
1A1	30308251	0.00	4.58503%	0.00	4.58503%	10	08/02/21	08/06/21	08/10/21
1A2A	30308252	20,000,000.00	4.58503%	20,000,000.00	4.58503%	8	09/02/16	09/08/16	09/16/16
2	30520658	111,896,321.70	4.08653%	111,896,321.70	4.08653%	10	08/17/20	07/06/20	09/17/20
32	30308238	8,444,426.94	4.52903%	8,431,049.13	4.52903%	8	12/29/17	12/29/17	01/24/18
45	30308227	6,054,639.93	4.61003%	6,054,639.93	4.61003%	8	09/09/20	08/06/20	09/30/20
Totals		266,395,388.57		266,382,010.76
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	35.47	0.00	26,557.75	0.00
3	0.00	0.00	18,836.81	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	4,894.52	0.00	0.00	59,550.47	0.00	0.00	27,071.60	0.00	0.00	0.00
23	0.00	0.00	3,500.00	0.00	0.00	18,105.31	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	3,500.00	0.00	0.00	9,547.99	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	3,500.00	0.00	0.00	7,006.81	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	34,231.33	0.00	0.00	94,210.58	0.00	0.00	27,107.07	0.00	26,557.75	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		182,106.73

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 30 of 30